PROPERTY AND EQUIPMENT, NET (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Property, Plant and Equipment [Abstract]
Depreciation	$ 26,881	$ 209,966	$ 62,683	$ 695,046